UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-07792

        Nuveen Insured Premium Income Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured Premium Income Municipal Fund 2 (NPX)
	July 31, 2009

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 3.4% (2.1% of Total Investments)
$ 3,750	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2005A, 5.000%, 6/01/24 –	6/15 at 100.00	A2	$ 3,464,513
	MBIA Insured
	Jefferson County, Alabama, General Obligation Warrants, Series 2004A:
1,395	5.000%, 4/01/22 – MBIA Insured	4/14 at 100.00	A	798,972
1,040	5.000%, 4/01/23 – MBIA Insured	4/14 at 100.00	A	595,629
11,135	Limestone County Water and Sewer Authority, Alabama, Water Revenue Bonds, Series 2007,	3/17 at 100.00	N/R	7,966,536
	4.500%, 12/01/37 – SYNCORA GTY Insured
2,590	Montgomery Water and Sewerage Board, Alabama, Water and Sewerage Revenue Bonds, Series	3/15 at 100.00	AAA	2,698,366
	2005, 5.000%, 3/01/25 – FSA Insured
19,910	Total Alabama			15,524,016
	Arizona – 2.7% (1.7% of Total Investments)
12,365	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/15 at 100.00	AAA	12,491,618
	2005, 4.750%, 7/01/27 – NPFG Insured (UB)
	Arkansas – 2.7% (1.7% of Total Investments)
5,745	Arkansas Development Finance Authority, State Facility Revenue Bonds, Donaghey Plaza Project,	6/14 at 100.00	AAA	5,959,001
	Series 2004, 5.250%, 6/01/25 – FSA Insured
	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B:
2,000	5.000%, 11/01/27 – MBIA Insured	11/14 at 100.00	Aa3	2,040,540
2,000	5.000%, 11/01/28 – MBIA Insured	11/14 at 100.00	Aa3	2,025,620
2,480	University of Arkansas, Monticello Campus, Revenue Bonds, Series 2005, 5.000%, 12/01/35 –	12/13 at 100.00	Aa3	2,480,794
	AMBAC Insured
12,225	Total Arkansas			12,505,955
	California – 22.8% (14.5% of Total Investments)
22,880	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Bonds, Series	No Opt. Call	A	4,851,704
	1999A, 0.000%, 10/01/32 – NPFG Insured
20	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/14 at 100.00	AAA	23,449
	Series 2005AC, 5.000%, 12/01/24 (Pre-refunded 12/01/14) – MBIA Insured
1,980	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/14 at 100.00	AAA	2,074,347
	Series 2005AC, 5.000%, 12/01/24 – MBIA Insured
1,800	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A,	10/15 at 100.00	Aa3	1,748,250
	5.000%, 10/01/33 – MBIA Insured
31,200	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/10 at 24.23	A	4,069,416
	Bonds, Series 1999, 0.000%, 1/15/34 – NPFG Insured
1,735	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005,	9/15 at 100.00	A–	1,510,422
	5.000%, 9/01/27 – AMBAC Insured
7,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	A–	5,830,370
	Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured
1,870	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	AAA	898,161
	11/01/23 – FSA Insured
6,520	Los Angeles Unified School District, California, General Obligation Bonds, Series 2005E,	7/15 at 100.00	AA–	6,624,776
	5.000%, 7/01/22 – AMBAC Insured
4,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006F,	7/16 at 100.00	AA–	4,013,760
	5.000%, 7/01/24 – FGIC Insured
15,000	Orange County Sanitation District, California, Certificates of Participation, Series 2003,	8/13 at 100.00	AAA	17,387,998
	5.250%, 2/01/30 (Pre-refunded 8/01/13) – FGIC Insured
1,750	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B,	8/13 at 100.00	AAA	1,805,300
	5.000%, 8/15/34 – MBIA Insured (ETM)
8,250	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B,	8/13 at 100.00	AAA	7,946,483
	5.000%, 8/15/34 – MBIA Insured

1,435	Pasadena Area Community College District, Los Angeles County, California, General Obligation	6/13 at 100.00	AA– (4)	1,641,109
	Bonds, Series 2003A, 5.000%, 6/01/22 (Pre-refunded 6/01/13) – FGIC Insured
12,265	Sacramento City Financing Authority, California, Capital Improvement Revenue Bonds, Solid	12/09 at 102.00	N/R (4)	12,731,806
	Waste and Redevelopment Projects, Series 1999, 5.800%, 12/01/19 (Pre-refunded
	12/01/09) – AMBAC Insured
735	Sacramento City Financing Authority, California, Capital Improvement Revenue Bonds, Solid	12/09 at 102.00	N/R	741,365
	Waste and Redevelopment Projects, Series 1999, 5.800%, 12/01/19 – AMBAC Insured
	San Diego County, California, Certificates of Participation, Edgemoor Facility Project and
	Regional System, Series 2005:
1,675	5.000%, 2/01/24 – AMBAC Insured	2/15 at 100.00	AA+	1,682,990
720	5.000%, 2/01/25 – AMBAC Insured	2/15 at 100.00	AA+	720,684
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
3,825	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	A	651,627
26,900	0.000%, 1/15/34 – NPFG Insured	No Opt. Call	A	3,886,781
2,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/14 at 100.00	A	1,953,080
	Project, Series 2004A, 5.250%, 8/01/19 – MBIA Insured
7,845	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	A	5,582,894
	Project, Series 2006C, 4.250%, 8/01/30 – MBIA Insured
5,000	Torrance, California, Certificates of Participation, Series 2005B, 5.000%, 6/01/24 – AMBAC Insured	No Opt. Call	AA–	5,033,800
12,500	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A,	5/13 at 100.00	AA	12,294,125
	5.000%, 5/15/33 – AMBAC Insured (UB)
178,905	Total California			105,704,697
	Colorado – 10.6% (6.8% of Total Investments)
1,940	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Adams	6/13 at 100.00	A	1,789,960
	School District 12 – Pinnacle School, Series 2003, 5.250%, 6/01/23 – SYNCORA GTY Insured
3,405	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Classical Academy	12/13 at 100.00	A	3,134,132
	Charter School, Series 2003, 5.250%, 12/01/23 – SYNCORA GTY Insured
3,500	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Healthcare Inc., Series	12/09 at 101.00	Aa3 (4)	3,596,285
	1999A, 5.750%, 12/01/23 (Pre-refunded 12/01/09) – FSA Insured
17,145	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	12/13 at 100.00	N/R (4)	19,232,230
	Hotel, Series 2003A, 5.000%, 12/01/33 (Pre-refunded 12/01/13) – SYNCORA GTY Insured
6,100	Denver School District 1, Colorado, General Obligation Bonds, Series 2004, 5.000%, 12/01/18 –	12/13 at 100.00	AAA	6,597,211
	FSA Insured
12,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	A	2,495,040
	9/01/30 – NPFG Insured
1,325	El Paso County, Colorado, Certificates of Participation, Detention Facility Project, Series	12/12 at 100.00	AA–	1,335,017
	2002B, 5.000%, 12/01/27 – AMBAC Insured
	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004:
2,500	5.000%, 12/15/22 – FSA Insured (UB)	12/14 at 100.00	AAA	2,643,700
5,125	5.000%, 12/15/23 – FSA Insured (UB)	12/14 at 100.00	AAA	5,322,620
2,000	5.000%, 12/15/24 – FSA Insured (UB)	12/14 at 100.00	AAA	2,060,620
1,000	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 –	6/15 at 100.00	AA–	1,014,070
	FGIC Insured
56,040	Total Colorado			49,220,885
	District of Columbia – 0.2% (0.1% of Total Investments)
1,065	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	AAA	910,192
	Revenue Bonds, Series 2007, Residuals 1606, 11.216%, 10/01/30 – AMBAC Insured (IF)
	Florida – 0.9% (0.6% of Total Investments)
4,000	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/13 at 101.00	AAA	4,226,920
	Series 2003J, 5.000%, 6/01/22 – AMBAC Insured
	Georgia – 4.0% (2.5% of Total Investments)
4,000	Cobb County Development Authority, Georgia, Parking Revenue Bonds, Kennesaw State University,	7/14 at 100.00	A1	4,071,880
	Series 2004, 5.000%, 7/15/24 – MBIA Insured
1,675	Columbus, Georgia, Water and Sewerage Revenue Bonds, Series 2005, 5.000%, 5/01/23 –	5/14 at 100.00	AA–	1,749,655
	MBIA Insured
	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A:
1,775	5.000%, 11/01/21 – MBIA Insured	11/13 at 100.00	A1	1,819,357
2,580	5.000%, 11/01/22 – MBIA Insured	11/13 at 100.00	A1	2,633,019

4,500	South Fulton Municipal Regional Water and Sewerage Authority, Georgia, Water and Sewerage	1/13 at 100.00	N/R (4)	5,068,305
	Revenue Bonds, Series 2003, 5.000%, 1/01/33 (Pre-refunded 1/01/13) – MBIA Insured
3,000	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/12 at 101.00	A+	3,003,120
	Medical Center, Series 2002, 5.200%, 10/01/22 – AMBAC Insured
17,530	Total Georgia			18,345,336
	Hawaii – 8.3% (5.3% of Total Investments)
2,375	Hawaii County, Hawaii, General Obligation Bonds, Series 2003A, 5.000%, 7/15/19 – FSA Insured	7/13 at 100.00	AAA	2,552,721
20,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Refunding Bonds, Hawaiian	7/10 at 101.00	Baa1	20,027,595
	Electric Company Inc., Series 2000, 5.700%, 7/01/20 – AMBAC Insured (Alternative Minimum Tax)
	Hawaii Department of Transportation, Airport System Revenue Refunding Bonds, Series 2000B:
6,105	6.100%, 7/01/16 – FGIC Insured (Alternative Minimum Tax)	7/10 at 101.00	A	6,221,789
9,500	6.625%, 7/01/17 – FGIC Insured (Alternative Minimum Tax)	7/10 at 101.00	A	9,708,525
37,980	Total Hawaii			38,510,630
	Idaho – 0.1% (0.0% of Total Investments)
255	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1998E, 5.450%,	1/10 at 100.00	Aaa	260,534
	7/01/18 – AMBAC Insured (Alternative Minimum Tax)
	Illinois – 3.3% (2.1% of Total Investments)
1,015	Chicago Park District, Illinois, Limited Tax General Obligation Park Bonds, Series 2001C,	7/11 at 100.00	AA	1,069,272
	5.500%, 1/01/18 – FGIC Insured
	Illinois Health Facilities Authority, Revenue Bonds, Lutheran General Health System,
	Series 1993A:
1,890	6.125%, 4/01/12 – FSA Insured (ETM)	No Opt. Call	AAA	2,025,872
5,000	6.250%, 4/01/18 – FSA Insured (ETM)	No Opt. Call	AAA	6,068,750
1,950	Illinois Health Facilities Authority, Revenue Refunding Bonds, SSM Healthcare System, Series	No Opt. Call	AA– (4)	2,384,870
	1992AA, 6.550%, 6/01/14 – MBIA Insured (ETM)
4,000	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series 2007A, 5.000%,	2/17 at 100.00	A+	3,822,480
	2/01/35 – FGIC Insured
135	Peoria, Moline and Freeport, Illinois, GNMA Collateralized Single Family Mortgage Revenue	10/09 at 101.00	AA+	137,379
	Bonds, Series 1995A, 7.600%, 4/01/27 (Alternative Minimum Tax)
13,990	Total Illinois			15,508,623
	Indiana – 2.5% (1.6% of Total Investments)
	Hamilton County Public Building Corporation, Indiana, First Mortgage Bonds, Series 2004:
2,105	5.000%, 8/01/23 – FSA Insured	8/14 at 100.00	AAA	2,198,862
2,215	5.000%, 8/01/24 – FSA Insured	8/14 at 100.00	AAA	2,305,106
3,730	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	3,546,372
	MBIA Insured
3,500	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A,	1/19 at 100.00	AAA	3,368,540
	5.500%, 1/01/38 (WI/DD, Settling 8/06/09) – AGC Insured
11,550	Total Indiana			11,418,880
	Kansas – 0.3% (0.2% of Total Investments)
1,250	Kansas Turnpike Authority, Revenue Bonds, Series 2004A-2, 5.000%, 9/01/27 – FSA Insured	9/14 at 101.00	AAA	1,312,450
	Kentucky – 1.1% (0.7% of Total Investments)
6,010	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton	No Opt. Call	A	1,484,590
	Healthcare Inc., Series 2000B, 0.000%, 10/01/28 – NPFG Insured
3,575	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project,	7/15 at 100.00	AA+	3,728,082
	Series 2005B, 5.000%, 7/01/25 – AMBAC Insured
9,585	Total Kentucky			5,212,672
	Louisiana – 5.2% (3.3% of Total Investments)
3,940	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	A	3,997,721
	2004, 5.250%, 7/01/24 – MBIA Insured
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
1,200	5.000%, 5/01/25 – FGIC Insured	5/15 at 100.00	AA	1,244,604
2,210	5.000%, 5/01/26 – FGIC Insured	5/15 at 100.00	AA	2,281,096
2,500	5.000%, 5/01/27 – FGIC Insured	5/15 at 100.00	AA	2,567,625
	Louisiana State, Gasoline Tax Revenue Bonds, Series 2006:
1,320	4.750%, 5/01/39 – FSA Insured (UB)	5/16 at 100.00	AAA	1,291,092
14,265	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	AA	12,869,170

25,435	Total Louisiana			24,251,308
	Maryland – 0.8% (0.5% of Total Investments)
1,865	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	Baa3	1,360,518
	9/01/26 – SYNCORA GTY Insured
2,580	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland	7/16 at 100.00	A	2,270,323
	Health, Series 2006A, 4.750%, 7/01/36 – MBIA Insured
4,445	Total Maryland			3,630,841
	Massachusetts – 2.8% (1.8% of Total Investments)
3,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	No Opt. Call	N/R	3,008,640
	Series 2002A, 5.750%, 1/01/42 – AMBAC Insured
290	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series	1/11 at 101.00	N/R	166,187
	2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)
3,335	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Tender Option Bond	8/17 at 100.00	AAA	3,339,536
	Trust 3091, 13.138%, 8/15/37 – FSA Insured (IF)
	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004:
3,650	5.250%, 1/01/22 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A (4)	4,139,903
2,000	5.250%, 1/01/24 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A (4)	2,268,440
12,275	Total Massachusetts			12,922,706
	Michigan – 0.7% (0.4% of Total Investments)
3,170	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 1997A, 6.000%,	10/09 at 100.00	AA	3,173,043
	4/01/16 – AMBAC Insured (Alternative Minimum Tax)
	Minnesota – 0.2% (0.1% of Total Investments)
830	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.950%, 2/01/18 –	8/09 at 100.00	Aa1	833,196
	MBIA Insured
	Missouri – 0.5% (0.3% of Total Investments)
1,000	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation	3/16 at 100.00	Aa2	1,065,610
	Bonds, Series 2006, 5.250%, 3/01/25 – MBIA Insured
450	Missouri Housing Development Commission, Multifamily Housing Revenue Bonds, Brookstone Village	12/09 at 100.00	AAA	450,522
	Apartments, Series 1996A, 6.000%, 12/01/16 – FSA Insured (Alternative Minimum Tax)
750	Missouri Western State College, Auxiliary System Revenue Bonds, Series 2003, 5.000%,	10/13 at 100.00	A	723,443
	10/01/33 – MBIA Insured
2,200	Total Missouri			2,239,575
	Nebraska – 2.9% (1.8% of Total Investments)
1,000	Nebraska Public Power District, General Revenue Bonds, Series 2005A, 5.000%, 1/01/25 –	1/15 at 100.00	AAA	1,027,630
	FSA Insured
11,520	Nebraska Public Power District, Power Supply System Revenue Bonds, Series 2006A, 5.000%,	1/16 at 100.00	A1	11,182,118
	1/01/41 – FGIC Insured
865	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska	2/17 at 100.00	AAA	1,202,521
	City 2, Series 2006A, 19.151%, 2/01/49 – AMBAC Insured (IF)
13,385	Total Nebraska			13,412,269
	Nevada – 2.0% (1.2% of Total Investments)
5,000	Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation, Series	7/10 at 102.00	Baa3	4,374,200
	2000C, 5.950%, 12/01/38 – AMBAC Insured (Alternative Minimum Tax)
3,280	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%,	7/14 at 100.00	Aa3	3,331,791
	7/01/24 – FGIC Insured
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
5,055	0.000%, 1/01/27 – AMBAC Insured	No Opt. Call	Caa2	327,261
5,500	5.625%, 1/01/32 – AMBAC Insured	1/10 at 102.00	Caa2	1,103,025
18,835	Total Nevada			9,136,277
	New Jersey – 4.8% (3.0% of Total Investments)
	Essex County Improvement Authority, New Jersey, Guaranteed Revenue Bonds, Project
	Consolidation, Series 2004:
2,000	5.125%, 10/01/21 – MBIA Insured	10/14 at 100.00	A1	2,081,040
2,250	5.125%, 10/01/22 – MBIA Insured	10/14 at 100.00	A1	2,328,930

1,560	Mount Olive Township Board of Education, Morris County, New Jersey, General Obligation Bonds,	1/15 at 100.00	Aa2	1,636,378
	Series 2004, 5.000%, 1/15/22 – MBIA Insured
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge,
	Series 2004A:
1,475	5.000%, 7/01/22 – MBIA Insured	7/14 at 100.00	A	1,501,609
1,475	5.000%, 7/01/23 – MBIA Insured	7/14 at 100.00	A	1,498,689
3,075	New Jersey Transit Corporation, Certificates of Participation Refunding, Series 2003, 5.500%,	No Opt. Call	AAA	3,504,731
	10/01/15 – FSA Insured
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
25,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	AA–	4,352,250
10,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	AA–	1,633,500
3,315	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/25 –	1/15 at 100.00	AAA	3,469,976
	FSA Insured (UB)
50,150	Total New Jersey			22,007,103
	New Mexico – 1.0% (0.6% of Total Investments)
	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2004C:
1,415	5.000%, 6/01/22 – AMBAC Insured	6/14 at 100.00	AA+	1,473,086
1,050	5.000%, 6/01/24 – AMBAC Insured	6/14 at 100.00	AA+	1,085,039
2,000	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2005E,	6/15 at 100.00	Aa3	2,043,740
	5.000%, 6/15/25 – MBIA Insured
4,465	Total New Mexico			4,601,865
	New York – 9.6% (6.1% of Total Investments)
1,120	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	A	1,131,794
	Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured
1,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,043,000
	2005F, 5.000%, 3/15/24 – AMBAC Insured
4,055	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	3,237,350
	2/15/47 – MBIA Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
10,675	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	10,890,955
5,000	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A	5,057,350
2,700	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	A	2,207,682
	5/01/33 – MBIA Insured
1,755	Nassau County, New York, General Obligation Improvement Bonds, Series 2000E, 6.000%, 3/01/16	3/10 at 100.00	AAA	1,811,090
	(Pre-refunded 3/01/10) – FSA Insured
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004E, 5.000%, 11/01/21 –	11/14 at 100.00	AAA	5,233,150
	FSA Insured
1,540	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Trust 2364,	11/15 at 100.00	AAA	1,585,800
	16.543%, 11/15/44 – AMBAC Insured (IF)
8,495	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,	11/09 at 100.00	AAA	8,503,750
	Series 1996A, 6.125%, 11/01/20 – FSA Insured
3,770	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/25 –	7/15 at 100.00	AAA	3,884,608
	FSA Insured
45,110	Total New York			44,586,529
	North Carolina – 1.9% (1.2% of Total Investments)
1,250	Appalachian State University, North Carolina, Revenue Bonds, Series 2005, 5.000%, 7/15/30 –	7/15 at 100.00	A1	1,253,163
	MBIA Insured
	Mooresville, North Carolina, Enterprise System Revenue Bonds, Series 2004:
2,225	5.000%, 5/01/23 – FGIC Insured	5/14 at 100.00	A	2,270,034
2,335	5.000%, 5/01/24 – FGIC Insured	5/14 at 100.00	A	2,375,279
2,900	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%,	5/15 at 100.00	Aa3	2,966,207
	5/01/21 – AMBAC Insured
8,710	Total North Carolina			8,864,683
	North Dakota – 4.1% (2.6% of Total Investments)
10,715	Fargo, North Dakota, Health System Revenue Bonds, MeritCare Obligated Group, Series 2000A,	6/10 at 101.00	AAA	10,916,335
	5.600%, 6/01/21 – FSA Insured
8,000	North Dakota, Student Loan Trust Revenue Bonds, Series 2000B, 5.850%, 12/01/25 – AMBAC	12/10 at 100.00	Aaa	7,949,360
	Insured (Alternative Minimum Tax)
18,715	Total North Dakota			18,865,695
	Ohio – 1.6% (1.0% of Total Investments)
8,100	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006, 4.250%, 12/01/32 –	12/16 at 100.00	A2	6,608,547
	AMBAC Insured
700	Shaker Heights, Ohio, General Obligation Bonds, Series 2003, 5.250%, 12/01/26 – AMBAC Insured	12/13 at 100.00	AA+	725,851
8,800	Total Ohio			7,334,398
	Oklahoma – 0.3% (0.2% of Total Investments)
1,500	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%,	7/15 at 100.00	AA	1,563,030
	7/01/24 – AMBAC Insured
	Oregon – 3.5% (2.2% of Total Investments)
1,520	Portland Housing Authority, Oregon, Multifamily Housing Revenue Bonds, Lovejoy Station	7/10 at 100.00	Baa1	1,525,670
	Apartments, Series 2000, 6.000%, 7/01/33 – MBIA Insured (Alternative Minimum Tax)
	Portland, Oregon, Airport Way Urban Renewal and Redevelopment Bonds, Series 2000A:
4,405	5.700%, 6/15/17 (Pre-refunded 6/15/10) – AMBAC Insured	6/10 at 101.00	Aa3 (4)	4,652,693
3,665	5.750%, 6/15/18 (Pre-refunded 6/15/10) – AMBAC Insured	6/10 at 101.00	Aa3 (4)	3,872,696
4,265	5.750%, 6/15/19 (Pre-refunded 6/15/10) – AMBAC Insured	6/10 at 101.00	Aa3 (4)	4,506,698
1,375	5.750%, 6/15/20 (Pre-refunded 6/15/10) – AMBAC Insured	6/10 at 101.00	Aa3 (4)	1,452,921
15,230	Total Oregon			16,010,678
	Pennsylvania – 13.3% (8.4% of Total Investments)
12,620	Allegheny County Hospital Development Authority, Pennsylvania, Insured Revenue Bonds, West	11/10 at 102.00	AAA	13,830,130
	Penn Allegheny Health System, Series 2000A, 6.500%, 11/15/30 (Pre-refunded 11/15/10) –
	MBIA Insured
2,000	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A,	12/15 at 100.00	A	2,034,600
	5.000%, 12/01/23 – MBIA Insured
9,485	Berks County Municipal Authority, Pennsylvania, Hospital Revenue Bonds, Reading Hospital and	11/09 at 102.00	AAA	9,796,487
	Medical Center, Series 1999, 6.000%, 11/01/19 (Pre-refunded 11/01/09) – FSA Insured
4,235	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006,	8/16 at 100.00	A	4,299,965
	5.000%, 8/01/24 – AMBAC Insured
5,780	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	5/15 at 100.00	A+	5,790,982
	2005A, 5.000%, 5/01/28 – MBIA Insured
4,585	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AAA	4,130,305
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – FSA Insured (UB)
1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	Aa3	1,075,557
	AMBAC Insured
	Philadelphia Gas Works, Pennsylvania, Revenue Bonds:
5,235	5.000%, 9/01/24 – FSA Insured (UB)	9/14 at 100.00	AAA	5,362,106
3,000	5.000%, 9/01/25 – FSA Insured (UB)	9/14 at 100.00	AAA	3,057,810
2,360	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 1997A, 5.125%,	8/09 at 100.00	AAA	2,425,018
	8/01/27 – AMBAC Insured (ETM)
3,785	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2005,	1/16 at 100.00	AAA	3,943,743
	5.000%, 1/15/25 – FSA Insured (UB)
1,455	Solebury Township, Pennsylvania, General Obligation Bonds, Series 2005, 5.000%, 12/15/25 –	6/15 at 100.00	Aa3	1,515,717
	AMBAC Insured
3,650	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	4,155,562
	District, Series 2003, 5.000%, 6/01/29 (Pre-refunded 6/01/13) – FSA Insured
59,240	Total Pennsylvania			61,417,982
	Puerto Rico – 0.5% (0.3% of Total Investments)
2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/22 –	7/15 at 100.00	A	2,460,200
	FGIC Insured
	South Carolina – 0.4% (0.3% of Total Investments)
1,955	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/16 at 100.00	AAA	1,999,418
	2006, 5.000%, 12/01/28 – FSA Insured
	Texas – 17.7% (11.3% of Total Investments)
	Brazos River Authority, Texas, Revenue Refunding Bonds, Houston Industries Inc., Series 1998C:
10,000	5.125%, 5/01/19 – AMBAC Insured	11/09 at 101.00	BBB+	9,648,900
9,000	5.125%, 11/01/20 – AMBAC Insured	11/09 at 101.00	BBB+	8,530,740

	Corpus Christi, Texas, Utility System Revenue Bonds, Series 2008:
3,475	5.000%, 7/15/22 – FSA Insured (UB)	7/14 at 100.00	AAA	3,632,591
3,645	5.000%, 7/15/23 – FSA Insured (UB)	7/14 at 100.00	AAA	3,796,340
4,645	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Tender Option Bond Trust 2845,	10/17 at 100.00	AAA	4,209,764
	7.906%, 10/01/32 – AMBAC Insured (IF)
12,500	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/09 at 100.00	A+	11,787,875
	Series 2001A, 5.500%, 11/01/35 – FGIC Insured (Alternative Minimum Tax)
5,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 –	2/17 at 100.00	A1	4,605,650
	MBIA Insured
4,485	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services	5/12 at 100.00	AAA	4,598,874
	Corporation, Series 2003B, 5.000%, 5/15/21 – FSA Insured
10,000	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services	5/13 at 100.00	A	9,403,300
	Corporation, Series 2003C, 5.000%, 5/15/33 – AMBAC Insured
4,151	Panhandle Regional Housing Finance Corporation, Texas, GNMA Collateralized Multifamily Housing	7/12 at 105.00	Aaa	4,269,594
	Mortgage Revenue Bonds, Renaissance of Amarillo Apartments, Series 2001A, 6.650%, 7/20/42
	Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Cook
	Children’s Healthcare System, Series 2000A:
6,725	5.750%, 12/01/17 (Pre-refunded 12/01/10) – FSA Insured	12/10 at 101.00	AAA	7,232,536
1,170	5.750%, 12/01/24 (Pre-refunded 12/01/10) – FSA Insured	12/10 at 101.00	AAA	1,258,300
6,330	5.750%, 12/01/24 (Pre-refunded 12/01/10) – FSA Insured	12/10 at 101.00	AAA	6,807,725
2,300	Texas State University System, Financing Revenue Refunding Bonds, Series 2002, 5.000%,	3/12 at 100.00	AAA	2,403,615
	3/15/18 – FSA Insured
83,426	Total Texas			82,185,804
	Utah – 2.4% (1.5% of Total Investments)
8,600	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 2003A,	7/13 at 100.00	AAA	9,237,518
	5.000%, 7/01/18 – FSA Insured (UB)
2,385	Mountain Regional Water Special Service District, Utah, Water Revenue Bonds, Series 2003,	12/13 at 100.00	A+	2,048,787
	5.000%, 12/15/33 – MBIA Insured
10,985	Total Utah			11,286,305
	Vermont – 0.3% (0.2% of Total Investments)
1,320	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Fletcher Allen	12/10 at 101.00	Baa1	1,287,700
	Health Care Inc., Series 2000A, 6.000%, 12/01/23 – AMBAC Insured
	Virginia – 2.8% (1.8% of Total Investments)
	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Series 2005:
5,880	5.000%, 6/15/20 – MBIA Insured	6/15 at 100.00	A	6,015,946
5,000	5.000%, 6/15/22 – MBIA Insured	6/15 at 100.00	A	5,049,600
	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Bonds, Public Safety
	Facilities, Series 2003A:
1,150	5.250%, 12/15/22 – FSA Insured	6/14 at 100.00	AAA	1,227,694
500	5.250%, 12/15/23 – FSA Insured	6/14 at 100.00	AAA	532,380
12,530	Total Virginia			12,825,620
	Washington – 7.5% (4.8% of Total Investments)
10,000	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/11 at 101.00	AA	9,224,500
	Series 2001B, 5.600%, 1/01/36 – MBIA Insured (Alternative Minimum Tax)
1,370	Clark County School District 101, La Center, Washington, General Obligation Bonds, Series	12/12 at 100.00	Aa1	1,418,471
	2002, 5.000%, 12/01/22 – FSA Insured
5,230	Douglas County Public Utility District 1, Washington, Revenue Bonds, Wells Hydroelectric,	9/09 at 102.00	AA	5,254,476
	Series 1999A, 6.125%, 9/01/29 – MBIA Insured (Alternative Minimum Tax)
1,545	Tacoma, Washington, General Obligation Bonds, Series 2004, 5.000%, 12/01/19 – MBIA Insured	12/14 at 100.00	AA	1,658,959
3,950	Washington State Healthcare Facilities Authority, Revenue Bonds, Swedish Health Services,	11/09 at 100.50	A2	3,793,304
	Series 1998, 5.125%, 11/15/22 – AMBAC Insured
6,200	Washington State, General Obligation Purpose Bonds, Series 2003A, 5.000%, 7/01/20 – FGIC Insured	7/12 at 100.00	AA+	6,598,164
10,855	Washington, General Obligation Bonds, Series 2000S-5, 0.000%, 1/01/20 – FGIC Insured	No Opt. Call	AA+	7,026,007
39,150	Total Washington			34,973,881
	West Virginia – 1.7% (1.1% of Total Investments)
8,000	Pleasants County, West Virginia, Pollution Control Revenue Bonds, Monongahela Power Company	11/09 at 100.00	BBB–	8,004,160
	Pleasants Station Project, Series 1995C, 6.150%, 5/01/15 – AMBAC Insured

	Wisconsin – 6.5% (4.1% of Total Investments)
7,000	La Crosse, Wisconsin, Resource Recovery Revenue Refunding Bonds, Northern States Power Company	No Opt. Call	Aaa	7,215,670
	Project, Series 1996, 6.000%, 11/01/21 – MBIA Insured (Alternative Minimum Tax)
12,750	Milwaukee County, Wisconsin, Airport Revenue Bonds, Series 2000A, 5.750%, 12/01/25 – FGIC	12/10 at 100.00	A1	12,813,748
	Insured (Alternative Minimum Tax)
5,615	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Sinai Samaritan Medical	8/09 at 100.00	A	5,614,664
	Center Inc., Series 1996, 5.750%, 8/15/16 – MBIA Insured
4,225	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 – FGIC Insured	5/16 at 100.00	AA	4,346,808
29,590	Total Wisconsin			29,990,890
$ 858,601	Total Investments (cost $741,976,982) – 157.9%			731,018,564
	Floating Rate Obligations – (12.5)%			(58,115,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (47.3)% (5)			(219,000,000)
	Other Assets Less Liabilities – 1.9%			9,192,996
	Net Assets Applicable to Common Shares – 100%			$ 463,096,560

Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting
Standards No. 157 (SFAS No.157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
  Level 1 – Quoted prices in active markets for identical securities.
  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of
July 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$731,018,564	$ —	$731,018,564

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2009, the cost of investments was $684,030,710.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 19,908,613
Depreciation	(31,037,308)

Net unrealized appreciation (depreciation) of investments	$(11,128,695)

Primarily all of the Fund’s net assets (including net assets attributable to Variable Rate Demand Preferred shares) are invested in municipal securities that guarantee the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds whose insurer has experienced downgrades as of the end of the reporting period. Subsequent to the reporting period, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.0%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured Premium Income Municipal Fund 2

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         September 29, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        September 29, 2009